Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
Current assets
Cash and cash equivalents	$ 5,591,717	$ 6,804,579	$ 8,858,247	$ 1,582,384
Accounts receivable (Note 18)	2,661,399	1,642,990	2,109,424	1,643,959
Biological assets (Note 3)	2,927,578	1,723,342	1,566,822	1,199,519
Inventory (Note 4)	2,786,665	5,021,290	4,494,257	3,131,877
Prepaid expenses and other assets	717,132	420,336	392,787	352,274
Current portion of notes receivable (Note 6.3)	4,296,264
Total current assets	18,980,755	15,612,537	17,421,537	7,910,013
Property and equipment (Note 8)	11,014,651	8,820,897	8,753,266	7,734,901
Notes receivable (Note 6.3)	4,098,019	2,449,122	1,430,526
Warrants asset (Note 13)	3,832,792	1,761,382	1,361,366
Intangible assets and goodwill (Note 9)	1,257,668	725,668	725,668	725,668
Deferred tax assets (Note 20)	700,165	246,294	470,358
Other investments (Note 6.2)	1,445,911
TOTAL ASSETS	41,329,961	29,615,900	30,162,721	16,370,582
Current liabilities
Accounts payable and accrued liabilities	2,119,223	1,358,962	2,359,750	1,821,875
Current portion of lease liabilities (Note 7)	718,832	925,976	824,271	1,025,373
Current portion of long-term debt (Note 10)	558,515	780,358	1,285,604	1,769,600
Current portion of business acquisition consideration payable (Note 5)	505,340	360,000	360,000	360,000
Unearned revenue				28,024
Derivative liability (Note 11)	13,222,933	7,471,519	7,808,500
Income tax payable	2,110,216	873,388	366,056	311,032
Convertible debentures (Note 11)	1,832,511
Total current liabilities	21,067,570	11,770,203	13,004,181	5,315,904
Lease liabilities (Note 7)	3,617,628	1,972,082	2,094,412	1,275,756
Long-term debt (Note 10)	1,542,088	82,346	102,913	839,222
Convertible debentures (Note 11)		2,459,924	2,412,762
Business acquisition consideration payable (Note 5)	2,189,486
TOTAL LIABILITIES	28,416,772	16,284,555	17,614,268	7,430,882
EQUITY
Share capital (Note 12)	38,610,317	24,593,422	24,539,422	21,858,827
Shares issuable (Note 12)				35,806
Contributed surplus (Notes 13 and 14)	8,301,073	8,186,297	8,081,938	6,505,092
Accumulated other comprehensive loss	(116,440)	(108,069)	(114,175)	(109,613)
Accumulated deficit	(34,885,068)	(20,353,629)	(20,996,449)	(21,356,891)
Equity attributable to shareholders	11,909,882	12,318,021	11,564,736	6,933,221
Non-controlling interests (Note 23)	1,003,307	1,013,324	983,717	2,006,479
TOTAL EQUITY	12,913,189	13,331,345	12,548,453	8,939,700
TOTAL LIABILITIES AND EQUITY	$ 41,329,961	$ 29,615,900	$ 30,162,721	$ 16,370,582